Cover	Sep. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2021
Entity File Number	000-56285
Entity Registrant Name	GPB Automotive Portfolio, LP
Entity Central Index Key	0001578742
Entity Tax Identification Number	35-2484347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	535 W. 24th Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(877)
Local Phone Number	489-8484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable